Taxes and Other Receivables (Details Textual)	3 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CAD	Jun. 30, 2014 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Research and development expense	$ (603,845)	$ (671,627)	$ (2,555,754)		$ (2,119,217)
Total amount credited			62,943		$ 562
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Research and development expense			$ 155,635	CAD 194,398